Summary of Significant Accounting Policies and Organization (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies and Organization (Textual)
Depreciation expense	$ 818	$ 596
Anti-dilutive securities, shares issuance of conversion of notes payable	816,667	233,333
Non-compete [Member]
Summary of Significant Accounting Policies and Organization (Textual)
Amortization period of intangible assets	3 years
Customer lists [Member]
Summary of Significant Accounting Policies and Organization (Textual)
Amortization period of intangible assets	5 years
Software [Member]
Summary of Significant Accounting Policies and Organization (Textual)
Amortization period of intangible assets	3 years